Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator:
Net income	$ 6,485	$ 2,300	$ 9,382	$ 2,217	$ 16,592	$ 104	$ (16,028)
Denominator:
Basic and diluted weighted average common shares outstanding					52,536,224	52,536,224	33,256,365
Basic and diluted earnings (loss) per common share					$ 0.32	$ 0.00	$ (0.48)
Basic weighted average common shares outstanding	63,838,736	52,536,224	58,380,136	52,536,224
Basic earnings per common share	$ 0.10	$ 0.04	$ 0.16	$ 0.04
Numerator:
Net income	6,485	2,300	9,382	2,217	16,592	104	(16,028)
Denominator:
Basic weighted average common shares outstanding	63,838,736	52,536,224	58,380,136	52,536,224
Weighted average dilutive effect of employee stock options	89	0	46	0
Diluted weighted average common shares outstanding	63,838,825	52,536,224	58,380,182	52,536,224
Diluted earnings per common share	$ 0.10	$ 0.04	$ 0.16	$ 0.04
Numerator:
Net income	$ 6,485	$ 2,300	$ 9,382	$ 2,217	$ 16,592	$ 104	$ (16,028)
Denominator:
Basic and diluted weighted average common shares outstanding					52,536,224	52,536,224	33,256,365
Basic and diluted earnings (loss) per common share					$ 0.32	$ 0.00	$ (0.48)
Basic weighted average common shares outstanding	63,838,736	52,536,224	58,380,136	52,536,224
Basic earnings per common share	$ 0.10	$ 0.04	$ 0.16	$ 0.04